CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2019 US$’000	December 31, 2018 US$’000
Cash at bank and in hand	6,275	6,854
Short-term deposits	8,956	23,423

Cash and cash equivalents	15,231	30,277